united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2018

Shares		Fair Value

	COMMON STOCKS - 94.8%
	AUSTRALIA - 1.2%
639	AGL Energy Ltd.	$ 12,129
594	Caltex Australia Ltd.	16,724
549	LendLease Group	7,042
2,589	Qantas Airways Ltd.	11,048
		46,943
	CANADA - 0.8%
576	National Bank of Canada	29,973

	DENMARK - 0.4%
192	Vestas Wind Systems A/S	13,145

	EUROPE - 12.2%
615	Abertis Infraestructuras SA	14,955
915	ABN AMRO Group NV +	31,107
96	Allianz SE	24,337
351	ASR Nederland NV	15,392
66	Atos SE	10,442
585	AXA SA	19,309
414	BNP Paribas SA	34,348
5,448	CaixaBank SA	29,502
1,452	Credit Agricole SA	27,449
447	Deutsche Lufthansa AG	16,004
591	Erste Group Bank AG	29,840
201	Faurecia	18,124
774	Fiat Chrysler Automobiles NV	18,765
114	Fresenius Medical Care AG & Co. KGaA	13,207
33	Kering	16,765
324	Neste Oyj	22,474
336	NN Group NV	15,906
645	Peugeot SA	14,535
912	Repsol SA	17,218
486	RWE AG *	9,760
19,593	Telecom Italia SpA/Milano *	17,701
348	UCB SA	30,433
180	Voestalpine AG	11,723
		459,296
	GREAT BRITAIN - 8.9%
2,166	3i Group PLC	28,689
501	Anglo American PLC	12,173
1,920	Barratt Developments PLC	15,978
318	Berkeley Group Holdings PLC	17,935
636	BHP Billiton PLC	14,145
507	British American Tobacco PLC	34,744
123	Carnival PLC	8,693
3,999	Glencore PLC	22,957
552	Imperial Brands PLC	22,752

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018

Shares		Fair Value

	GREAT BRITAIN - 8.9% (Continued)
1,479	International Consolidated Airlines Group SA	$ 13,465
3,318	J Sainsbury PLC	11,914
156	Next PLC	11,296
465	Persimmon PLC	16,545
270	Rio Tinto PLC	15,059
6,324	Taylor Wimpey PLC	17,141
5,088	Tesco PLC	15,122
303	Unilever PLC	17,235
8,937	Vodafone Group PLC	28,544
3,465	Wm Morrison Supermarkets PLC	10,939
		335,326
	HONG KONG - 2.0%
21,000	Sino Biopharmaceutical Ltd.	38,717
19,500	WH Group Ltd. +	24,159
3,000	The Wharf Holdings Ltd.	12,293
		75,169
	JAPAN - 11.6%
300	Bridgestone Corp.	14,583
600	Brother Industries Ltd.	15,341
300	Canon, Inc.	11,953
3,000	Chiba Bank Ltd. *	25,945
600	Coca-Cola Bottlers Japan Holdings, Inc.	21,190
3,000	Hitachi Ltd.	23,812
300	Hoya Corp.	15,306
600	JFE Holdings, Inc.	14,228
3,000	JXTG Holdings, Inc.	19,893
900	KDDI Corp.	22,699
900	MINEBEA MITSUMI, Inc.	20,341
1,500	Mitsubishi Chemical Holdings Corp.	16,277
900	Mitsubishi Electric Corp.	16,428
300	Mitsubishi Materials Corp.	11,117
900	Mitsui & Co. Ltd.	15,781
300	Mitsui Chemicals, Inc.	9,413
300	NEC Corp.	9,042
900	Obayashi Corp.	10,818
1,500	ORIX Corp.	27,965
300	Showa Denko KK	13,879
300	Sompo Holdings, Inc.	11,999
900	Sumitomo Corp.	15,493
300	Sumitomo Heavy Industries Ltd.	13,673
300	Taisei Corp.	15,254
300	THK Co. Ltd.	12,423
900	Tohoku Electric Power Co., Inc.	11,601
300	Tokyo Gas Co. Ltd.	7,127
600	Tosoh Corp.	13,742
		437,323
	NORWAY - 0.5%
831	Telenor ASA	19,540

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018

Shares		Fair Value

	SWEDEN - 0.8%
1,521	Volvo AB	$ 31,277

	SWITZERLAND - 2.0%
99	Lonza Group AG	27,572
528	Novartis AG	47,824
		75,396
	SINGAPORE - 0.2%
8,400	Genting Singapore PLC	8,662

	UNITED STATES - 54.2%
450	AbbVie, Inc.	50,499
243	Accenture PLC	39,050
1,380	AES Corp/VA	15,953
75	Aetna, Inc.	14,012
165	Alcoa Corp. *	8,583
270	Andeavor	29,203
63	Anthem, Inc.	15,615
942	Apollo Global Management LLC	33,676
726	Applied Materials, Inc.	38,935
1,794	AT&T, Inc.	67,185
174	Baxter International, Inc.	12,533
489	Best Buy Co., Inc.	35,726
120	Boeing Co.	42,524
231	BorgWarner, Inc.	12,996
813	CA, Inc.	29,145
204	Caterpillar, Inc.	33,207
378	CDW Corp./DE	28,271
96	Centene Corp. *	10,295
165	Chemours Co.	8,517
792	Citizens Financial Group, Inc.	36,353
402	Cognizant Technology Solutions Corp.	31,348
972	Conagra Brands, Inc.	36,936
81	Cummins, Inc.	15,228
186	Deere & Co.	30,954
417	Delta Air Lines, Inc.	23,673
105	Eastman Chemical Co.	10,414
420	Eli Lilly & Co.	34,209
213	Entergy Corp.	16,761
78	Everest Re Group Ltd.	17,924
339	Express Scripts Holding Co. *	26,842
429	First Data Corp. *	7,593
528	FirstEnergy Corp.	17,371
645	Freeport-McMoRan, Inc. *	12,578
444	Gilead Sciences, Inc.	37,207
804	H&R Block, Inc.	21,338
138	HCA Healthcare, Inc. *	13,960
798	HollyFrontier Corp.	38,272
1,734	HP, Inc.	40,437

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018

Shares		Fair Value

	UNITED STATES - 54.2% (Continued)
42	Humana, Inc.	$ 11,837
1,977	Interpublic Group of Cos, Inc.	43,277
192	Kansas City Southern	21,721
195	Lam Research Corp.	37,346
72	Lear Corp.	13,906
1,299	Liberty Global PLC *	48,557
105	LyondellBasell Industries NV	12,583
66	ManpowerGroup, Inc.	8,672
255	Mastercard, Inc.	43,095
624	Michael Kors Holdings Ltd.	41,184
954	Micron Technology, Inc. *	41,709
225	MKS Instruments, Inc.	23,017
723	NetApp Inc.	44,465
393	Norwegian Cruise Line Holdings Ltd. *	23,871
591	Omnicom Group, Inc.	45,300
156	Owens Corning	14,503
1,350	Pfizer, Inc.	50,004
1,164	Pilgrim's Pride Corp. *	32,324
276	Principal Financial Group, Inc.	18,658
123	Reinsurance Group of America, Inc.	19,268
138	RenaissanceRe Holdings Ltd.	17,545
192	Royal Caribbean Cruises Ltd.	25,642
261	Spirit AeroSystems Holdings, Inc. *	26,716
309	State Street Corp.	34,043
558	Targa Resources Corp.	26,784
1,071	The Gap, Inc.	35,600
639	Trinity Industries, Inc.	22,026
468	Tyson Foods, Inc.	35,619
57	United Rentals, Inc. *	10,323
120	UnitedHealth Group, Inc.	28,414
327	Unum Group	17,393
387	Valero Energy Corp.	37,140
252	Vectren Corp.	15,279
237	Vmware, Inc. *	29,338
381	Walmart, Inc.	40,615
51	WellCare Health Plans, Inc. *	10,729
375	Western Union Co.	7,796
618	Zions Bancorporation	33,391
		2,045,013
	TOTAL COMMON STOCKS (Cost $3,578,393)	3,577,063

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018

Shares		Fair Value

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.1%
	UNITED STATES
1470	AGNC Investment Corp.	27,621
2727	Annaly Capital Management, Inc.	28,743
123	Camden Property Trust	10,647
291	Gaming and Leisure Properties, Inc.	10,604
591	Host Hotels & Resorts, Inc.	12,269
264	Liberty Property Trust	10,932
1833	New Residential Investment Corp.	31,692
345	Omega Healthcare Investors, Inc.	9,329
165	WP Carey, Inc.	10,694
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $155,843)	152,531

	TOTAL INVESTMENTS - 98.9% (Cost $3,734,236) **	$ 3,729,594
	OTHER ASSETS LESS LIABILITIES - 1.1%	43,091
	NET ASSETS - 100.0%	$ 3,772,685

PLC - Public Limited Company
* Non-income producing securities.
+ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 1.46% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,734,236 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 49,963
	Unrealized depreciation	$ (54,605)
	Net unrealized depreciation	$ (4,642)

Affinity World Leaders Equity ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the "fair value" procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Affinity World Leaders Equity ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2018 for the Fund's assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3
Common Stocks	$3,577,063	$-	$-	$3,577,063
Real Estate Investment Trust (REIT)	152,531	-	-	152,531
Total	$3,729,594	$-	$-	$3,729,594

* Refer to the Portfolio of Investments for classifications

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/29/2018

By

*/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 3/29/2018